Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Cash and Cash Equivalents

As at December 31, 2016 and 2015, the Company’s cash and cash equivalents balance was $84,013 and $110,070. These balances included $54,522 and $80,914, respectively, of money market funds and term deposits. As at December 31, 2016, the Company had $1,000 CAD of restricted cash which was pledged as collateral against the Company's leases (December 31, 2015 - $1,000 CAD).